Offerings	May 08, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	(1) Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. (2) There are being registered hereunder such indeterminate number of shares of common stock and preferred stock, such indeterminate number of warrants to purchase common stock and/or preferred stock and such indeterminate number of units consisting of two or more types of securities to be sold by the registrant from time to time at unspecified prices which shall have an aggregate initial offering price not to exceed $200,000,000. The securities registered for sale also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as may be issued upon conversion of or exchange for preferred stock that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) The proposed maximum offering price per share will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Item 16(b) of Form S-3 under the Securities Act of 1933, as amended.